Asset Sale to WBA (Tables)	12 Months Ended
Mar. 04, 2017
Asset Sale to WBA
Schedule of discontinued operations

	March 4, 2017	February 27, 2016
Inventories	$1,047,670	$962,167
Current assets held for sale	$1,047,670	$962,167

Property and equipment	$725,230	$675,834
Goodwill (a)	32,632	32,632
Intangible assets	120,389	156,383
Other assets	4,017	5,063

Noncurrent assets held for sale	$882,268	$869,912

Current maturities of long-term lease financing obligations	$3,626	$3,612
Accrued salaries, wages and other current liabilities	29,057	33,632
Current liabilities held for sale	$32,683	$37,244

Long-term debt, less current maturities (b)	$4,027,400	$4,027,400
Lease financing obligations, less current maturities	6,866	11,531
Other noncurrent liabilities	23,126	24,720

Noncurrent liabilities held for sale	$4,057,392	$4,063,651

(a)

The Company had $76,124 of goodwill in its Retail Pharmacy segment resulting from the acquisition of Health Dialog and RediClinic, which is accounted for as Retail Pharmacy segment enterprise goodwill.  The Company has allocated a portion of its Retail Pharmacy segment enterprise goodwill to the discontinued operation.

(b)

In connection with the Sale, the Company is estimating that the Sale will provide excess cash proceeds of approximately $4,027,400 which will be used to repay outstanding indebtedness.  As such, the $4,027,400 of estimated repayment of outstanding indebtedness has been included in liabilities held for sale as of March 4, 2017 and February 27, 2016.

	March 4, 2017	February 27, 2016	February 28, 2015
Revenues	$10,050,049	$10,045,543	$9,970,182
Costs and expenses:
Cost of revenues	7,340,691	7,211,267	7,112,860
Selling, general and administrative expenses(a) (b)	2,465,364	2,432,175	2,416,361
Lease termination and impairment charges	9,516	7,946	4,741
Interest expense (c)	231,926	263,442	280,615
(Gain) loss on sale of assets, net	2,625	3,909	1,117

	10,050,122	9,918,739	9,815,694

Income (loss) from discontinued operations before income taxes	(73)	126,804	154,488
Income tax expense (benefit)	46	63,427	57,161

Net income (loss) from discontinued operations, net of tax	$(27)	$63,377	$97,327

(a)	Selling, general and administrative expenses for the discontinued operations excludes corporate overhead. These charges are reflected in continuing operations

(b)	Corporate support activities related to the Disposal Group were not reclassified to discontinued operations.

(c)

In accordance with ASC 205-20, the operating results for the years ended March 4, 2017, February 27, 2016, and February 28, 2015, for the discontinued operations include interest expense relating to the $4,027,400 of outstanding indebtedness expected to be repaid with the estimated excess proceeds from the Sale.